Note 10 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments mandatorily measured at fair value through profit or loss	€ 4,827,000,000	€ 4,133,000,000
Debt securities mandatorily measured at fair value through profit or loss	194,000,000	356,000,000
Loans and advances to customers mandatorily measured at fair value through profit or loss	722,000,000	709,000,000
Total non trading financial assets at fair value through profit or loss mandatorily measured at fair value	€ 5,742,000,000	€ 5,198,000,000